As filed with the Securities and Exchange Commission on September 24, 1999
                                                     Registration No. 333-82865



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        Pre-Effective Amendment No. 1                      [X]


                        Post-Effective Amendment No. __                    [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. __                           [ ]

                            JACOB INTERNET FUND INC.
               (Exact Name of Registrant as Specified in Charter)

                         c/o Jacob Asset Management LLC
                                  1675 Broadway
                            New York, New York 10019
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 698-0700

                                  RYAN I. JACOB
                         c/o Jacob Asset Management LLC
                                  1675 Broadway
                            New York, New York 10019
                     (Name and Address of Agent for Service)

                      Copy to:     MICHAEL R. ROSELLA, Esq.
                                   Battle Fowler LLP
                                   75 East 55th Street
                                   New York, New York  10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:  (check appropriate box)


               [ ] immediately  upon filing pursuant to paragraph (b)
               [ ] on (Date) pursuant to paragraph  (b)
               [ ] 60 days after filing  pursuant to paragraph (a)
               [ ] on (date) pursuant  to  paragraph  (a) of Rule 485
               [ ] 75 days after  filing  pursuant  to paragraph (a)(2)
               [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

               [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may declare.

842537.2

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                 Subject to Completion Dated September __, 1999.

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                            JACOB INTERNET FUND INC.

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PROSPECTUS
September      , 1999

               A mutual fund whose primary investment objective is long-term growth of capital with current income as a secondary objective.

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
      Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


Risk/Return Summary...........................................................1

Fee Table.....................................................................3

Investment Objectives, Principal Investment
Strategies and Related Risks..................................................4

Additional Investment Information and Risk Factors............................6

Management, Organization and Capital Structure................................7

Purchase of Fund Shares.......................................................8


Redemption of Fund Shares....................................................11

Pricing of Fund Shares.......................................................13

Dividends and Distributions..................................................13

Tax Consequences.............................................................14

Distribution Arrangements....................................................15


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.



852744.5

                               RISK/RETURN SUMMARY

Investment Objectives

The Fund's primary investment objective is to seek long-term growth of capital. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies


The Fund seeks to achieve its investment objectives by investing primarily in common stocks and securities convertible into common stocks of companies engaged in the Internet and Internet-related activities or services. These companies are selected by the Adviser because they derive a substantial portion of their revenue from Internet or Internet-related businesses or are aggressively developing and expanding their Internet and Internet-related business operations. The Fund's investment adviser believes that the Internet offers unique investment opportunities because of its ever-growing popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers the ability to communicate electronically, access and share information, and conduct business around the world.

The Fund intends to concentrate (i.e. 25% or more of the Fund's total assets) in securities of companies in the Internet and Internet-related industries. The Fund invests in common stock and other securities of companies whose research and development efforts with respect to Internet usage may result in higher stock values. The investment adviser's overall stock selection is based on an assessment of a company's fundamental prospects. The Fund does not trade in securities for short-term profits, but when circumstances warrant, securities may be sold without regard to the length of time they have been held.


Principal Risks

o     The loss of money is a risk of investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.


o The Fund may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that invests in a variety of industries or does not primarily invest in Internet related companies.


o Investments in companies in the rapidly changing fields of computer/Internet technology face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries.

o The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.




o The stocks selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising.

o The investment adviser may not be able to sell stocks at an optimal time or price.

o Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.


852744.5
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o     The investment adviser, a newly created entity, has no previous experience managing a mutual fund. However, please refer to the "Adviser" section of this Prospectus for the business background and investment experience of Ryan I. Jacob, the Fund's Chief Portfolio Manager.

Who May Want to Invest in This Fund

This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking long-term growth of capital. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy. The Fund should not represent your complete investment program or be used for short-term trading purposes.

Risk/Return Bar Chart and Table

A bar chart and table will be available to track the Fund's performance once the Fund has been in operation for a full calendar year.




852744.5
                                        2

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Annual Fund Operating Expenses
(expenses that are deducted from Fund  assets)


Management Fees                                              1.25%
Distribution and/or Service 12b-1 Fees                       0.35%
Other Expenses *                                             0.52%
                                                             -----
Total Annual Fund Operating Expenses                         2.12%
                                                            ======
Expenses Reimbursed and/or Waived by the Fund's Advise      (0.12)**
Net Annual Fund Operating Expenses                           2.00%
                                                            -------

* "Other Expenses" are based on estimated amounts for the current fiscal year. ** The Adviser has contractually agreed to limit the Total Annual Operating Expenses to no more than 2.00% at least through August 31, 2000. The Adviser is reimbursing and/or waiving fees to the Fund so that you would pay no more than 2.00% on an annualized basis at least through August 31, 2000. To the extent that the Adviser reimburses or waives fees, it may seek payment or reimbursement for three years after the year in which fees were waived or reimbursed. The Fund will not make such payments to the Adviser if the Total Annual Fund Operating Expenses exceed the expense limits in effect at the time these waivers and/or reimbursements are proposed.


Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



    Year 1                        Year 3
     $265                          $814




852744.5
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



                   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                          STRATEGIES AND RELATED RISKS

Investment Objectives. The Fund's primary investment objective is long-term growth of capital. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives.


Principal Investment Strategies. The Fund seeks to achieve its investment objectives by investing primarily in common stocks and securities convertible into common stocks of companies engaged in the Internet and Internet- related activities or services. These companies are selected by the Fund's investment adviser because they derive a substantial portion of their revenue from Internet or Internet-related businesses or are aggressively developing and expanding their Internet and Internet-related business operations. The Fund intends to concentrate (i.e. 25% or more of the Fund's total assets) in securities of companies in the Internet and Internet-related industries. Under normal circumstances, at least 80% of its total assets will be invested in such companies.


The Fund's investment adviser believes that companies that provide products or services designed for the Internet offer favorable investment opportunities. Accordingly, the Fund seeks to invest in common stock and convertible securities of companies whose research and development efforts may result in higher stock values.


The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The world wide web ("www") is a means of graphically interfacing with the Internet. It is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within www documents and to other www documents.


The Fund's investment adviser believes that because of rapid advances in the breadth and scope of products and services offered over the Internet, an investment in companies with business operations in this area will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.


The Internet has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the Internet market. This provides a favorable environment for investment in small to medium capitalized companies. However, the Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.


Portfolio securities generally will be selected from companies in the following groups:

o Media and Content Providers: Companies that provide information and entertainment services over the Internet, supported by subscriptions, advertising and/or transactional revenues.

o E-commerce: Companies that sell goods and services using the Internet, and companies that distribute products directly over the Internet.

o Infrastructure: Companies that develop and manufacture solutions to enable businesses to implement Internet strategies.

o Communications: Companies engaged in the transmission of voice, video and data, with emphasis on providers of high speed Internet access.


Buy/Sell Decisions. The Fund's investment adviser considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in


852744.5
                                        4
the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook. The Fund does not trade in securities for short-term profits, but when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Risk Factors. The Computer/Internet Technology Area: Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Smaller Capitalized or Unseasoned Companies: The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized or unseasoned companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized or unseasoned companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Convertible Securities: The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and generally entail less risk than the issuer's common stock.


Temporary Investments. In response to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments in which the Fund may invest include:

o   commercial paper;
o   certificates of deposit, demand and time deposits and banker's acceptances;
o   U.S. government securities; and
o   repurchase agreements.


852744.5
                                        5

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To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objectives. The Statement of Additional Information contains more information about the Fund and the types of securities in which it may invest.


Portfolio Turnover. Purchases and sales are made whenever the Fund's investment adviser believes it is necessary in order to meet the Fund's investment objectives, other investment policies, and the need to meet redemptions. Fund turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income. The Fund will minimize portfolio turnover because it will not seek to realize profits by anticipating short-term market movements and intends to buy securities for long-term capital appreciation under ordinary circumstances.






               ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS





Repurchase Agreements. The Fund's portfolio position in cash or cash equivalents may include entering into repurchase agreements. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. The Fund requires continual maintenance by the Fund's custodian of the market value of underlying collateral in amounts equal to, or in excess of, the value of the repurchase agreement including the agreed upon interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. However, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case the Fund will be subject to risks associated with changes in the market value of the collateral securities. The Fund intends to limit repurchase agreements to transactions with institutions believed by the Adviser to present minimal credit risk. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended.


Foreign Securities. Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 15% of the value of its total assets (at the time of purchase and after giving effect thereto) in the securities of foreign issuers and obligors.


Investments in foreign companies involve certain risks which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign stock markets have substantially less volume than the major U.S. markets and securities of some foreign companies may be less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Borrowing. The Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes. Such borrowing will not exceed an amount equal to one-third of the value of the Fund's total


852744.5
                                        6
assets less its liabilities and will be made at prevailing interest rates. The Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets. Interest paid on borrowings will reduce net income.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to certain restrictions on their transfer) and other securities that are not readily marketable, such as repurchase agreements maturing in more than one week, provided, however, that any illiquid securities purchased by the Fund will have been registered under the Securities Act of 1933 or be securities of a class, or convertible into a class, which is already publicly traded and the issuer of which is filing reports required by Section 13 or 15 of the Securities Exchange Act of 1934.





Year 2000 Compliance. As the Year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Adviser is in the process of working with the Fund's service providers to prepare for the Year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the Year 2000 will be sufficient to avoid any adverse impact on the Fund. The Year 2000 problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and these may have a corresponding adverse effect on the Fund's performance. The Adviser is unable to predict what effect, if any, the Year 2000 problem will have on such issues.



                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Adviser. Jacob Asset Management LLC (the "Adviser"), a registered investment adviser, is a Delaware limited liability company with its principal office located at 1675 Broadway, New York, New York 10019. Pursuant to the Investment Advisory Contract for the Fund, the Adviser manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments subject to the general control of the Board of Directors of the Fund. The Adviser will also be responsible for overseeing the performance of the Fund's administrator.


Ryan I. Jacob, founder and Chief Executive Officer of the Adviser, as well as President and Chief Investment Officer of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. The Internet Fund, Inc. and the Fund are managed in substantially similar styles. The cumulative total return for The Internet Fund, Inc. from December 20, 1997 through June 24, 1999 was 516.98 %. At June 30, 1999, that fund had over $715 million in net assets. As Chief Portfolio Manager of The Internet Fund, Inc., Mr. Jacob had full discretionary authority over the selection of investments for that fund.







852744.5
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The following is the historical performance of The Internet Fund, Inc. The
Internet Fund, Inc. is a separate fund and its historical performance is not indicative of the future performance of this Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Average annual returns of The Internet Fund, Inc. for the one-year period ended December 31, 1998 and for the entire period during which Mr. Jacob managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Total Return Index were:
                               The Internet Fund, Inc.     S&P 500 Index (c)
                                 ------------------        ------------------
  (advised by Kinetics Asset
                                  Management, Inc.)
One Year                               196.14%                   28.58%
December 20 , 1997                     232.36%                   20.03%
through  June 24, 1999

Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. form September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob was also an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994 and Director of Research for IPO Value Monitor, an investment related research service from 1996 to 1998. Mr. Jacob, a graduate of Drexel University, has over 8 years of investment management experience.


Adviser's Fees. Pursuant to the terms of the Investment Advisory Agreement, the Fund will pay an annual advisory fee paid monthly equal to 1.25% of the Fund's average daily net assets. This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes it to be reasonable in light of the advisory services the Fund receives. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares. The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors in the Fund.




                             PURCHASE OF FUND SHARES

                               Minimum Investment
                                     $2,500
($1,000 for UGMA, IRA 401(k), Keogh, and other pension & profit sharing.)
                              Additional Investment
                                      $100


Initial Purchase Period. All subscription for shares of the Fund received during the initial purchase period will be deposited in an interest-bearing escrow account until 10 calendar days from the date of this Prospectus. Each subscriber's pro rata share of the interest earned in the escrow account will be used to purchase additional full or fractional shares of the Fund. The escrow account will be maintained with Firstar Bank, N.A., the Fund's custodian.

You may purchase shares at the next determined net asset value after the transfer agent receives your order. The Fund sells (and redeems) its shares on a continuous basis at net asset value ("NAV") and does not apply any sales charges. To purchase shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gift to Minor's Act, an IRA account, 401(k) plan, a Keogh plan or some other pension or profit sharing accounts need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time.




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                                        8



PURCHASES BY MAIL
           Complete and sign the New Account Application form. Make check or money order payable to Jacob Internet Fund.
                     $2,500 minimum.                          $1,000 IRA minimum
                      Any lesser amount must be approved by the Fund.

           MAIL TO:                                                  OVERNIGHT OR EXPRESS MAIL TO:
           JACOB INTERNET FUND                                       JACOB INTERNET FUND
           c/o Firstar Mutual Fund Services, LLC                     c/o Firstar Mutual Fund Services, LLC
           P.O. Box 701                                              615 East Michigan Street, 3rd Floor
           Milwaukee, WI 53201-0701                                  Milwaukee, WI 53202
Setting up an IRA account?  Please call the Fund at 1-888-JACOBFX (1-888-522-6239) for details.
           All checks and money orders must be in U.S. Dollars only.  No cash will be accepted.
           NOTE:     Firstar Mutual Fund Services, LLC charges a $25 fee for any returned checks due to insufficient funds.  You will be responsible for any losses suffered by the Fund as a result.


-------------------------------------------------------------------


PURCHASES BY WIRE
           Call first to set up a new account by wire to give the Fund your investment and dollar amount:
1-888-JACOBFX
           Immediately send a completed New Account Application form to the Fund at the above address to have all accurate information recorded to your account.
Your purchase request should be wired through the Federal Reserve Bank as follows:
                                  Firstar Bank Milwaukee, N.A.               Credit to:  Firstar Mutual Fund Services, LLC
                                  777 East Wisconsin Avenue                  Account Number: 112-952-137
                                  Milwaukee, Wisconsin 53202                 Further credit to: Jacob Internet Fund
                                  ABA Number: 075000022                      Your account name and account number
                                  (For new accounts, include taxpayer identification number)
--------------------------------- -----------------------------------------


PURCHASES BY TELEPHONE
           The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.
           To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on that date. Most transfers are completed within three business days. You may not use telephone transactions for initial purchase of Fund shares.
           The Fund may alter, modify or terminate the telephone purchase option at any time. The minimum amount that can be transferred by telephone is $100. For information about telephonic transactions, please call the Fund at 1-888-JACOBFX.
--------------------------------------------------------------------------------


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AUTOMATIC INVESTMENT PLAN
           You may purchase shares of the Fund through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments on a weekly, monthly, bi-monthly (every other month) or quarterly basis.
                           Minimum initial investment                   $1000
                           Subsequent monthly investments               $  100
    You are eligible for this plan if your account is maintained at a domestic financial institution which is an ACH member.
    The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, please call the Fund at 1-888-JACOBFX.
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENTS
    You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions. You must notify the Fund at 1-888-JACOBFX prior to sending your wire. You must send a remittance form which is attached to your individual account statement, together with any subsequent investments made through the mail. All purchase requests must include your account registration number in order to assure that your funds are credited properly.
--------------------------------------------------------------------------------

Note: You will be charged a $25 fee for any check returned for insufficient funds. Furthermore, the Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at Firstar's post office box of purchase applications or redemption requests do not constitute receipt by Firstar or the Fund.

Receipt of Orders. Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds. When making a purchase request, make sure your request is in good order. "Good order" means your letter of instruction includes:


           o         the name of the fund
           o         the dollar amount of shares to be purchased
           o         purchase application or investment slip
           o         check payable to Jacob Internet Fund


Timing of Requests. All requests received in good order by Firstar before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Telephonic Requests. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions for purchases or redemptions that are reasonably believed to be genuine. The Fund will use reasonable procedures to attempt to confirm that all telephone instructions are genuine such as:

           o requesting a shareholder to correctly state his or her Fund account number,
           o the name in which his or her account is registered,
           o his or her banking institution,
           o bank account number and
           o the name in
             which his or her bank account is registered.

           If the Fund fails to follow these reasonable procedures, it may be liable for any loss due to unauthorized or fraudulent transactions.



852744.5
                                       10

                            REDEMPTION OF FUND SHARES

When Redemption Proceeds Are Sent to You. You may redeem your shares at any time without a charge. Once the transfer agent receives your redemption in good order, your request will be processed at the next determined net asset value. If you purchase shares by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:


   o   the name of the fund
   o the number of shares or the dollar amount of shares to be redeemed
   o signatures of all registered shareholders exactly as the shares are registered
   o   the account registration number


All requests received in good order by the Fund before 4:00 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 days after the Fund receives a redemption request in good order. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

         The Fund and Firstar each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $2,500, other than as a result of a decline in the value per share of the Fund, requesting that you bring the account back up to $2,500 or close it out. If you do not respond to the request within 30 days, the Fund may close your account and send you the proceeds.

Signature Guarantees.  Signature guarantees are needed for:

   o   Redemption requests over $50,000
   o Redemption requests to be sent to a different address other than the address of record
   o   Obtaining or changing telephone redemption privileges

        Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. The New Account Application contains appropriate information and a form on which to make the signature guarantee.

Redemptions In-Kind. If your redemption request exceeds the lesser of $250,000 or 1% of the NAV (an amount that would affect Fund operations), the Fund reserves the right to make a "redemption in-kind". A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of the Fund's portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.



852744.5
                                       11

   REDEMPTION BY MAIL Send written redemption requests to:
            Jacob Internet Fund
            c/o Firstar Mutual Fund Services, LLC
            P.O. Box 701
            Milwaukee, WI 53201-0701
    If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar and the effective date of redemption will be delayed until the request is received by Firstar.
    The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided.
--------------------------------------------------------------------------------









         TYPE OF REGISTRATION                        REQUIREMENTS
         Individual, Joint Tenants, Sole             Redemption requests must be signed by all
         Proprietorship, Custodial                   person(s)required to sign for the account, exactly as it
         (Uniform Gift to Minors Act),               is registered.
         General Partners

         Corporations, Associations                  Redemption request and a corporate resolution, signed by
                                                     person(s) required to sign for the account, accompanied
                                                     by signature guarantee(s).

         Trusts                                      Redemption request signed by the trustee(s), with a
                                                     signature guarantee. (If the Trustee's name is not
                                                     registered on the account, a copy of the trust document
                                                     certified within the past 60 days is also required.)
--------------------------------------------------------------------------------------------------------------


   IRA REDEMPTIONS
    If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding . If you are uncertain of the redemption requirements, please contact Firstar in advance: 1-888-JACOBFX.
--------------------------------------------------------------------------------


   REDEMPTION BY TELEPHONE
       If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the Fund by telephone at: 1-888-JACOBFX. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 must be made in writing.
       If the proceeds are sent by wire, Firstar will assess a $12.00 wire fee. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address listed above.
       A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.
--------------------------------------------------------------------------------


   ACH TRANSFER
    Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the New Account Application form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.
--------------------------------------------------------------------------------


   INTERNET PURCHASES
--------------------------------------------------------------------------------


852744.5
                                       12

--------------------------------------------------------------------------------
   SYSTEMATIC WITHDRAWAL PLAN
    If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund's systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the withdrawal schedule you select. The minimum systematic withdrawal amount is $100.
    To select the systematic withdrawal option you must check the appropriate box on the New Account Application. If you expect to purchase additional Fund Shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.
    For further details about this services, see the New Account Application or call the transfer agent at __________.
--------------------------------------------------------------------------------


                             PRICING OF FUND SHARES

   How NAV is Determined. The net asset value per share ("NAV") is equal to the value of the Fund's securities, cash and other assets less all expenses and liabilities divided by the number of shares outstanding. The net asset value is determined once daily on Monday through Friday as of the close of business of the New York Stock Exchange on each day that the Exchange is open. The Fund does not determine net asset value on the following holidays:

   |_| New Year's Day               |_|Good Friday       |_|Labor Day
   |_| Martin Luther King, Jr. Day  |_|Memorial Day      |_|Thanksgiving Day
   |_| Presidents' Day              |_|Independence Day  |_|Christmas Day

   The Fund's portfolio securities are valued each day at the last quoted sales price on each security's principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV. In addition, if the Fund owns any foreign securities which are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.


                                RETIREMENT PLANS

   Shares of the Fund are available for use in all types of tax-deferred retirement plans such as:

      o     IRAs,
      o employer-sponsored defined contribution plans (including 401(k) plans), and
      o tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

   Application forms and brochures describing investments in the Fund for retirement plans can be obtained by calling the Fund at 1-888-JACOBFX.

                           DIVIDENDS AND DISTRIBUTIONS

At least 90% of the Fund's net investment income will be declared as dividends and paid annually. If an investor's shares are redeemed prior to the date on which dividends are normally declared and paid, accrued but unpaid dividends will be paid with the redemption proceeds. Substantially all the realized net capital gains of the Fund, if any, are declared and paid on an annual basis. Dividends are payable to investors of record at the time of declaration. For a discussion of the taxation of dividends or distributions, see "Tax Consequences."


The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on

852744.5
                                       13
the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective but not on the business day their redemption is effective. (See "Purchase of Fund Shares" and "Redemption of Shares.")

Choosing a Distribution Option. Distribution of dividends from the Fund may be made in accordance with several options. A shareholder may select one of three distribution options:

   1. Automatic Reinvestment Option. Both dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund unless the investor has elected one of the other two options.

   2. Cash Dividend Option. Dividends will be paid in cash, and capital gains will be reinvested in additional shares.


   3. Cash Capital Gain Option. Capital gains will be paid in cash and dividends will be reinvested in additional shares.


   4. All Cash Option. Both dividends and capital gains distributions will be paid in cash.


                                TAX CONSEQUENCES


The Fund intends to elect, effective for its tax year ending August 31, 2000, to qualify under the Internal Revenue Code of 1986, as a regulated investment company. Qualification as a regulated investment company relieves the Fund of Federal income tax on net ordinary income and net long-term capital gains paid out to its stockholders. The Fund has adopted a policy of declaring dividends annually. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income. Distributions of net ordinary income and net short-term capital gains are taxable to stockholders as ordinary income. Although corporate stockholders would generally be entitled to the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends from domestic corporations, the Fund does not believe that any of its distributions will qualify for this deduction because the Fund believes that its distributions will consist primarily of capital gains.

The excess of net long-term capital gains over net short-term capital losses realized and distributed by the Fund and designated by the Fund as capital gains dividends in a written notice to investors mailed not later than 60 days after the Fund taxable year closes, is taxable to stockholders as long-term capital gains, irrespective of the length of time a stockholder may have held its shares in the Fund. A preferential tax rate for long-term capital gains is currently applicable for non-corporate shareholders. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a stockholder that sells shares held for six months or less received a distribution taxable as long-term capital gain, any loss realized on the sale of the shares will be a long-term capital loss to the extent of the distribution.


Distributions are taxable to investors whether received in cash or reinvested in additional shares of the Fund. Any dividend or distribution received by a stockholder shortly after the purchase of shares will reduce the net asset value of the shares by the amount of the dividend or distribution. Furthermore, such dividend or distribution is subject to tax even though it is, in effect, a return of capital.


The redemption of shares may result in the stockholder's receipt of more or less than the stockholder paid for its shares and, thus, may result in a taxable gain or loss to the stockholder. If the redeemed shares have been held for more than one year, the stockholder will generally realize a long-term capital gain or loss.






The Fund is required, subject to certain exemptions, to withhold at a rate of 31% from dividends paid or credited to stockholders, and from the proceeds from the redemption of Fund shares, if a correct taxpayer identification number, certified when required, is not on file with the Fund. Corporate stockholders are not subject to this requirement.



852744.5
                                       14

                            DISTRIBUTION ARRANGEMENTS

Distributor. Lepercq, de Neuflize Securities Inc. (the "Distributor") has entered into a distribution agreement with the Fund to serve as the Fund's distributor. The Distributor will be entitled to receive a distribution fee equal to 0.10% of the Fund shares' average daily net assets (the "Distribution Fee") under the terms of the Fund's Rule 12b-1 Plan and will pay the promotional and advertising expenses related to the distribution of the Fund's shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of Fund shares. In addition, pursuant to such distribution agreement, the Distributor may use a portion of the distribution fee to compensate financial intermediaries for providing distribution assistance with respect to the sale of Fund shares. See "Management of Fund" in the Statement of Additional Information.

12b-1 Plan. The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"). Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. The Plan provides that the Fund will compensate the Adviser for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing" ), which is subject to a service fee equal to 0.25% per annum of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As noted above, the Plan also provides that the Distributor is paid the Distribution Fee, on an annual basis, to enable it to provide promotional support to the Fund and to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance. The Distribution Fee is an "asset based sales charge" and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. Fees paid under the Plan may not be waived for individual shareholders.


Each shareholder servicing agent that the Adviser retains will, as agent for its customers, among other things: (i) answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (ii) assist shareholders in designating and changing dividend options, account designations and addresses; (iii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iv) assist in processing purchase and redemption transactions; (v) arrange for the wiring of funds; (vi) transmit and receive funds in connection with customer orders to purchase or redeem shares; (vii) verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; (viii) furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Fund) quarterly and year-end statements and confirmations in a timely fashion after activity is generated in the account; (ix) transmit, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (x) receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and (xi) provide such other related services as the Fund or a shareholder may request.

The Plan provides that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions; (ii) to compensate certain financial intermediaries for providing assistance in distributing the Fund's shares; (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iv) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the

852744.5
                                       15
amount which the Fund is required to pay to the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise. Any servicing fees paid to the Adviser also may be used for purposes of (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of (ii), (iii), or (iv) above.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.





852744.5
                                       16

                            JACOB INTERNET FUND INC.

                               September ___, 1999


Investment Adviser
Jacob Asset Management LLC
New York, New York

Administrator, Fund Accountant
and Transfer and Dividend Agent
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

Underwriter and Distributor
Lepercq, de Neuflize Securities Inc.
New York, New York

Custodian
Firstar Bank Milwaukee, N.A.
Milwaukee, Wisconsin

Legal Counsel
Battle Fowler LLP
New York, New York


Independent Auditors
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin






811-09447


A Statement of Additional Information (SAI), dated September , 1999 and the Fund's Annual and Semi-Annual Reports (when available), include additional information about the Fund and its investments and are incorporated by reference into this Prospectus. The Fund's Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its prior fiscal year. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-888-JACOBFX. To request other information or to make inquiries, please call your financial intermediary or the Fund.


A Current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.








852744.5

                            JACOB INTERNET FUND INC.

                     --------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               September __, 1999

                    RELATING TO THE JACOB INTERNET FUND, INC.
                       PROSPECTUS DATED SEPTEMBER __, 1999
                     --------------------------------------

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated September __, 1999 (the "Prospectus").


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing or calling the Fund toll-free at 1-888-JACOBFX. The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund's Prospectus.


     This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

                                TABLE OF CONTENTS



Fund History.................................................1  Capital Stock and Other Securities..........................16
Description of the Fund and its Investments and Risks........1  Purchase, Redemption and Pricing of Shares................. 16
Management of the Fund ..................................... 8  Taxation of the Fund....................................... 16
Control Persons and Principal Holders
 of Securities..............................................10  Underwriters............................................... 19
Investment Advisory and Other
Services....................................................10  Calculation of Performance Data ........................... 19
Brokerage Allocation and Other Practices....................14  Financial Statements....................................... 21





855865.2

I.   FUND HISTORY

     Jacob Internet Fund Inc. (the "Fund") was incorporated in Maryland on July 13, 1999.


II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

     A.   INVESTMENT STRATEGIES AND RISKS


         The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities convertible into common stocks of companies engaged in the Internet and Internet-related activities or services. These companies are selected by the Fund's investment adviser because they derive a substantial portion of their revenue from Internet or Internet-related businesses or are aggressively developing and expanding their Internet and Internet-related business operations. Current income is a secondary objective.

         Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities. As a diversified, open-end management investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.


     B.   DESCRIPTION OF THE FUND'S INVESTMENT SECURITIES AND DERIVATIVES

         The following expands upon the descriptions in the Prospectus of the types of securities in which the Fund may invest. In addition, this section discusses certain potential Fund investments which were not previously described in the Prospectus.

         1. The Computer/Internet Technology Area. The Adviser believes that because of rapid advances in computer/Internet technology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

         The computer/Internet technology area has exhibited and continues to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the computer/Internet technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of computer/Internet technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

         Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who

855865.2
                                       -1-
are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

         2. Foreign Securities. The Fund may invest up to 15% of its assets in foreign securities. It is, however, the present intention of the Fund to limit the investment in foreign securities to no more than 5% of its assets. By investing a portion of its assets in foreign securities, the Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Adviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International diversification reduces the effect that events in any one country will have on the Fund's entire investment portfolio. On the other hand, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.


         Investment in obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Fund invests in foreign securities, shareholders may be subject to additional risks than if the Fund's portfolio contained only domestic securities.


         Foreign Currency. Investments in foreign securities will usually be denominated in foreign currency, and the Fund may contemporarily hold funds in foreign currencies. The value of the Fund's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow and numerous other factors, including, in some countries, local governmental intervention).

855865.2
                                       -2-

         3. U.S. Government Obligations. U.S. Government obligations are obligations that are backed by the full faith and credit of the United States, by the credit of the issuing or guaranteeing agency or by the agency's right to borrow from the U.S. Treasury. They include (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years), and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the United States (such as securities issued by the Government National Mortgage Association, the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration, and certain securities issued by the Farmers' Home Administration and the Small Business Administration, most of which are explained below under the section entitled "Mortgage-Backed Securities"). The maturities of U.S. Government obligations usually range from three months to thirty years.

         4. Repurchase Agreements. When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States Government securities by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for securities in which it invests and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


855865.2
                                       -3-

         5. Hedging Transactions. The Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Fund may write covered call options on securities or stock indices. By writing call options, the Fund limits its profit to the amount of the premium received. By writing a covered call option, the Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund's net assets.

         To the extent the Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Fund, the Adviser will attempt to create a very closely correlated hedge.

         Short Sales. The Fund may make short sales of securities
"against-the-box." A short sale "against-the-box" is a sale of a security that the Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. The Fund will make short sales "against-the-box" as a form of hedging to offset potential declines in long positions in the same or similar securities.

         6. Options Transactions. The Fund may, but does not currently intend to, enter into options transactions. The Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.

         In addition, the Fund may write covered call options on securities or stock indices. By writing options, the Fund limits its profits to the amount of the premium received. By writing a call option, the Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.


         7. Lending of Securities. The Fund may lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund in such transaction. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Fund's Board of Directors. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Fund's Board of Directors.



855865.2
                                       -4-

         8. Variable-Amount Master Demand Notes. The Fund may purchase variable amount master demand notes ("VANs"). VANs are debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

         The VANs in which the Fund may invest are payable on not more than seven calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks.


         The VANs that the Fund may invest in include participation certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, or taxable debt obligations (VANs) owned by such institutions or affiliated organizations. A participation certificate gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The Fund intends to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of the Fund's shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate* or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund. The Adviser has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above.


         While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed


---------------------

* The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

855865.2
                                       -5-
income securities. The Fund may contain VANs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VANs may fluctuate. To the extent that the Fund holds VANs with these limits, increases or decreases in value may be somewhat greater than would be the case without such limits. In the event that interest rates increased so that the variable rate exceeded the fixed-rate on the obligations, the obligations could no longer be valued at par and this may cause the Fund to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the VANs is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the VANs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VANs may be higher or lower than current market rates for fixed-rate obligations or obligations of comparable quality with similar maturities.

         For purposes of determining whether a VAN held by a Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. If a variable rate demand instrument ceases to meet the investment criteria of the Fund, it will be sold in the market or through exercise of the repurchase demand.


         9. Investment Companies. The Fund may purchase securities of other investment companies only to the extent that (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act or by the Securities and Exchange Commission.


     C.   FUND POLICIES - INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental investment restrictions which may not be changed unless approved by a majority of the Fund's outstanding shares. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

         The Fund may not:


         (1) Borrow money. This restriction shall not apply to borrowing from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to one-third of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made.

         (2) With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities).

         (3) With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

         (4) Mortgage, pledge or hypothecate any assets except that the Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (2) above. However, although not a fundamental policy of the Fund, as a matter of operating policy in order

855865.2
                                       -6-
                  to comply with certain state statutes, the Fund will not pledge its assets in excess of an amount equal to 15% of net assets.

         (5) Sell securities short, except short sales "against-the-box," or purchase securities on margin made in connection with hedging transactions.

         (6) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         (7) Invest more than an aggregate of 15% of its net assets in repurchase agreements maturing in more than seven days, variable rate demand instruments exercisable in more than seven days, securities that are not readily marketable or are illiquid investments. Such Securities include foreign securities and bank participation interests for which a readily available market does not exist, except as described in the Fund's Prospectus.

         (8) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Government obligations secured by real estate or interests in real estate.

         (9) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, exceeding in the aggregate one-third of the market value of the Fund's total assets less liabilities other than obligations created by these transactions as described under "Description of the Fund and Its Investments and Risks."

         (10) Invest 25% or more of its assets in the securities of "issuers" in any single industry, except in the computer/Internet technology area as set forth under "Investment Objectives, Principal Investment Strategies and Related Risks" in the Prospectus, provided also that there shall be no limitation on the Fund to purchase obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

         (11) Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit investment trusts meet the investment objective of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) as permitted by Section 12(d) of the Act or by the Securities and Exchange Commission.

         (12) Issue senior securities except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

         The Fund will not be in violation of any maximum percentage limitation when the change in the percentage of the Fund's holdings is due to a change in value of the Fund's securities. This qualification does not apply to the restriction on the Fund's ability to purchase additional securities when borrowings earn 5% of the value of the Fund's total assets. Investment restrictions that involve a maximum percentage of securities or assets will be violated, however, if an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.


     D.   TEMPORARY DEFENSIVE POSITIONS

         When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, variable rate demand instruments or repurchase agreements for such securities and

855865.2
                                       -7-
securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.

III. MANAGEMENT OF THE FUND

         The Fund's Board of Directors is responsible for the overall management and supervision of the Fund. The Board employs Jacob Asset Management LLC (the "Adviser") as the investment adviser to the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the Board's supervision, the Adviser makes all of the day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments.


         The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Their titles may have varied during this period. Asterisks indicate that those directors are "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Act"). Unless otherwise indicated, the address of each director and officer is 1675 Broadway, New York, New York 10019.


                       OFFICERS AND DIRECTORS OF THE FUND



RYANI.JACOB *                       President, Chief Executive Officer and
                                    Director of the Fund as well as founder, Chairman and Chief Executive Officer of the
                                    Adviser. Mr. Jacob served as Chief Portfolio
                                    Manager of The Internet Fund, Inc. from
                                    December 20, 1997 through June 24, 1999. Mr.
                                    Jacob also served as an analyst for Horizon
                                    Asset Management from 1994 through August
                                    1998 and was an assistant portfolio manager in the private client group at Bankers Trust from 1992 through 1994. From 1996 through
                                    August 1998, Mr. Jacob was Director of
                                    Research for IPO Value Monitor, an
                                    investment research service. Mr. Jacob, a graduate of Drexel University, has over 8 years of investment management experience.

FRANCIS J. ALEXANDER*               Vice President, Secretary, Treasurer and
                                    Director of the Fund. Mr. Alexander has been a portfolio manager with Lepercq, de
                                    Neuflize & Co. Inc. since May 1998. Mr.
                                    Alexander has also been President of
                                    Alexander Capital Management, Inc. since
                                    March 1985.

WILLIAM B. FELL, 29                 Director of the Fund. Mr. Fell has served as
                                    Manager- Accounting Services with Maritrans
                                    Inc. since 1996. From 1995 to 1996, he was a Senior Accountant with Maritrans Inc. Mr.
                                    Fell was formerly a Senior Accountant with Ernst


---------------------

*        "Interested person" of the Fund, as defined in the Investment Company
         Act.

855865.2
                                       -8-

                                    & Young LLP from ________________ to
                                    __________, 1995. His address is 13 Poplar
                                    Court, Newtown, Pennsylvania 18940.

CHRISTOPHER V. HAJINIAN,30          Director of the Fund. Mr. Hajinian is
                                    currently a self- employed attorney. He was an attorney with Naulty, Scaricemazza &
                                    McDevitt Ltd. from ____________ to
                                    _____________. His address is 11 Charles
                                    Drive, Richboro, Pennsylvania 18954.

LEONARD S. JACOB, 50, M.D., Ph.D.   Director of the Fund. Dr. Jacob has served
                                    as Chairman and Chief Executive Officer of
                                    InKine Pharmaceutical Company, Inc. since
                                    November 1997. Prior to joining InKine, Dr.
                                    Jacob served as the President and Chief
                                    Executive Officer of Sangen Pharmaceutical
                                    Company and as a consultant to various
                                    biotechnology companies from June 1996. From
                                    1989 to 1996, Dr. Jacob, as a co-founder of Magainin Pharmaceutical Inc., served as
                                    Chief Operating Officer.

JEFFREY I. SCHWARZCHILD, 28         Director of the Fund. Mr. Schwarzchild has
                                    been an associate attorney at Goldstein, Gillman, Melbostad, Gibson & Harris, LLP since __________.





855865.2
                                       -9-

                          ESTIMATED COMPENSATION TABLE
                        (For Fiscal Year Ended August 31)




                                                               Pension or
                                                               Retirement                   Estimated
                                                                Benefits                      Annual
                                   Aggregate                    Accrued                      Benefit                     Total
        Name of Person and        Compensation                 as Part of                      Upon                  Compensation
        Position with Fund         From Fund                 Fund Expenses                  Retirement               From the Fund
        ------------------         ---------                 -------------                  ----------               -------------
William B. Fell                      $4,000                        $0                           $0                      $4,000
Director
Christopher V. Hajinian              $4,000                        $0                           $0                      $4,000
Director
Dr. Leonard Jacob                    $4,000                        $0                           $0                      $4,000
Director
Jeffrey I. Schwarzchild              $4,000                        $0                           $0                      $4,000
Director

Each Director who is not an interested person of the Fund receives $1,000 for each meeting attended and is reimbursed for all out-of-pocket expenses incurred in connection with attendance at such meetings.



IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         On September 20, 1999, Ryan Jacob purchased $100,000 of the Fund's common stock at an initial subscription price of $10.00 per share. Mr. Jacob may be deemed to be a "control person" of the Fund as defined in the Act due to his majority ownership interest in the Adviser.



V.   INVESTMENT ADVISORY AND OTHER SERVICES

     A.   INVESTMENT ADVISER

         1. General Information. Jacob Asset Management LLC (the "Adviser"), a registered investment adviser, is a Delaware limited liability company with its principal office located at 1675 Broadway, New York, New York 10019. The Adviser has been employed by the Board of Directors to serve as the investment adviser of the Fund pursuant to an Investment Advisory Agreement entered into by the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.


         Ryan I. Jacob, founder, Chairman and Chief Executive Officer of the Adviser and President, Chief Executive Officer and Director of the Fund, is a controlling person of the Adviser based on his majority ownership interest and is both a control and affiliated person of the Fund. Francis J. Alexander is an affiliated person of both the Adviser and the Fund. Mr. Alexander has a minority ownership interest in the Adviser and is Vice President, Secretary, Treasurer and Director of the Fund. Lepercq, de Neuflize & Co. Incorporated is an affiliate of the Adviser based on its minority ownership interest. It acts as investment adviser to a mutual fund and also manages portfolios for individuals and institutional clients.


855865.2
                                      -10-

Lepercq, de Neuflize Securities Inc., the Fund's distributor, is a wholly-owned subsidiary of Lepercq, de Neuflize & Co. Incorporated.


         The Adviser provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Adviser or its affiliates.

         The Adviser may also provide the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations.


         The Advisory Agreement was initially approved on August 27, 1999 by the Board of Directors, including a majority of the directors who are not interested persons (as defined in the Investment Company Act of 1940, as amended) of the Fund or the Adviser and by the initial shareholder. The Agreement, which currently extends to August 31, 2001, may be continued in force thereafter for successive twelve-month periods beginning each September 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by the Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


         The Advisory Agreement is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of the outstanding voting shares of the Fund or by a vote of a majority of the Fund's Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         2. Adviser's Fees. Pursuant to the terms of the Advisory Agreement, the Fund, on behalf of each Class, will pay an annual advisory fee paid monthly equal to 1.25% of the Fund's average daily net assets.

         This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes that this fee is reasonable in light of the advisory services performed by the Adviser for the Fund. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares.

         The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors.

         Voluntary Expense Subsidization. From time to time, the Adviser may voluntarily assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio and of increasing yield to investors. Subject to any such voluntary assumption of certain expenses by the Adviser, the Fund has, under the Advisory Agreement, confirmed its obligation for payment of all other expenses, including without limitation: (i) fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; (ii) brokerage and commission expenses; (iii) Federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it; (iv) commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; (v) interest charges on borrowings; (vi) telecommunications expenses; (vii) recurring and non-recurring legal and accounting expenses;
(viii) costs of organizing and maintaining the Fund's existence as a corporation; (ix) compensation, including directors' fees, of any directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; (x) costs of stockholders' services and costs of stockholders' reports, proxy solicitations, and corporate meetings; (xi) fees and expenses of registering its shares under the appropriate Federal securities laws and of qualifying its

855865.2
                                      -11-
shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; and (xii) expenses of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts.

         The Fund may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.

     B.   THE DISTRIBUTION AND SERVICE PLAN


         The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule.

         The Plan provides that the Fund will compensate the Adviser for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("Shareholder Servicing"). These fees are subject to a maximum of 0.25% per annum of the Fund's average daily net assets. The Plan also provides that Lepercq, de Neuflize Securities Inc. (the "Distributor") is paid a fee equal to 0.10% of the Fund's average daily net assets (the "Distribution Fee") on an annual basis to permit it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund. Fees paid under the Plan may not be waived for individual shareholders.


         Under the Plan, each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: (i) answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Class of the Fund may be effected and certain other matters pertaining to the Fund; (ii) assist shareholders in designating and changing dividend options, account designations and addresses; (iii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions;
(iv) arrange for the wiring of funds; (v) transmit and receive funds in connection with customer orders to purchase or redeem shares; (vi) verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; (vii) furnish quarterly and year-end statements and confirmations within five business days after activity in the account; (viii) transmit to shareholders of each Class proxy statements, annual reports, updated prospectuses and other communications;
(ix) receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and (x) provide such other related services as the Fund or a shareholder may request.


         The Plan, the shareholder servicing agreements and the distribution agreement each provide that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee, the Distribution Fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or the Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (ii) to pay the costs of printing and distributing the Fund's Prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. Further, the Agreements provide that the Adviser may use its service fee for the purposes enumerated in (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of (ii) or (iii) above. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the


855865.2
                                      -12-
shareholder servicing agents and broker-dealers with whom they have contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise.


         Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

         In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

     C.   ADMINISTRATOR

         1. General Information. The Administrator for the Fund is Firstar Mutual Fund Services, LLC (the "Administrator"), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds.


         Pursuant to a Fund Administration Servicing Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund's Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

         The Fund Administration Servicing Agreement is terminable by the Board of Directors of the Fund or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Fund's Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Under the Fund Administration Servicing Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws;
(v) preparing notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.


855865.2
                                      -13-

         The Administrator, pursuant to the Fund Administration Servicing Agreement, provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

         2. Administrator's Fees. For the administrative services rendered to the Fund by the Administrator, the Fund pays the Administrator a minimum annual fee of $35,000. The Administrator charges the Fund an annual fee of .07 of the average daily net assets on the first $200 million, .05% on the next $500 million, and .04% on the balance.

         For the fund accounting services rendered to the Fund by the Administrator, the Fund pays the Administrator at an annual rate of $23,000 for the first $40 million, .01% of the average daily net assets of the Fund on the next $200 million, and .005% on the balance. The Administrator is also entitled to certain out-of-pocket expenses, including pricing expenses.


     D.   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


         Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian for the Fund's cash and securities. Pursuant to a Custodian Servicing Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian receives an annual fee equal to .02% of the Fund's average daily net assets. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar Mutual Fund Services LLC, the Fund's Administrator, also acts as the Fund's transfer and dividend agent. Firstar Mutual Fund Services LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.


     E.   COUNSEL AND INDEPENDENT AUDITORS


         Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Battle Fowler LLP, 75 East 50th Street, New York, NY 10022. PricewaterhouseCoopers LLP [address] have been selected as auditors for the Fund.



VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES


         The Adviser makes the Fund's portfolio decisions. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). The Adviser will also consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis, as well as other factors such as the broker-dealer's ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services. When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser, or portfolio transactions may be effected by the Adviser or through the Distributor. Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may


855865.2
                                      -14-
have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent. Consistent with the Conduct Rules of the NASD, and subject to seeking best execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Adviser may consider the sale of shares of the Fund by brokers including the Distributor as a factor in its selection of brokers of Fund transactions.

         A majority of the portfolio securities that the Fund purchases or sells will be done as principal transactions. In addition, debt instruments are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for any such purchases. Any transactions involving such securities for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase Government Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

         In addition to managing the assets of the Fund, the Adviser manages assets on a discretionary basis for other clients and, as a result, the Adviser may effect transactions in such clients' accounts in securities in which the Fund currently holds or, in the near future may hold, a position. The Adviser makes the determination to purchase or sell a security based on numerous factors, including those that may be particular to one or more of its clients. Therefore, it is possible that the Adviser will effect transactions in certain securities for select clients, which may or may not include the Fund, that it may not deem, in its sole discretion, as being appropriate for other clients, which may or may not include the Fund.



855865.2
                                      -15-

VII. CAPITAL STOCK AND OTHER SECURITIES

         The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. Currently there is only one class of shares outstanding. Shares of any class or series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected class or series. Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the class or series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

         There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.

         The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is an investor of record, the Fund does not issue certificates evidencing Fund shares.

         As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to the Fund's investment advisory agreement, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Investment Company Act of 1940 (the "Act") including the removal of Fund directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.





VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

         The material relating to the purchase, redemption and pricing of shares is located in the Shareholder Information section of the Prospectus and is incorporated by reference herein.


IX.  TAXATION OF THE FUND

         Prospective investors should consult their tax advisors with respect to the tax consequences of an investment in the Fund.


         The Fund intends to elect, effective for its tax year ending August 31, 2000, to be treated as a regulated investment company under the Internal Revenue Code of 1986. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements discussed below. If the Fund meets these requirements, it generally will not be subject to Federal income tax on investment company taxable income distributed to its shareholders,


855865.2
                                      -16-
and on net long-term capital gains designated by the Fund as capital gain dividends distributed to shareholders. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. If the Fund does not meet all of these requirements, it will be taxed as an ordinary corporation and distributions will generally be taxed to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders. The Fund's policy is to declare dividends annually and distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income.

         Amounts not distributed on a timely basis, other than tax-exempt interest, may be subject to a nondeductible 4% excise tax. To avoid the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.


         Distributions of investment company taxable income, including net short term capital gains, generally are taxable to shareholders as ordinary income. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. Shareholders will be notified annually as to the Federal tax status of distributions.


         Distributions are taxable to shareholders whether received in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution equal to the amount of the cash dividend that otherwise would have been distributable (where the additional shares are purchased in the open market), or the fair market value of the shares received, determined as of the reinvestment date. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date. The Fund does not expect that any of its distributions will qualify for the dividends-received deduction for corporations.


         In addition to satisfying the distribution requirement described above, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.


         The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.


         Investors should carefully consider the tax implications of buying shares prior to a distribution by the Fund. The price of shares purchased at such a time includes the amount of the forthcoming distributions, but the distribution would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.



855865.2
                                      -17-

         Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments. Gains or losses attributable to fluctuations in exchange rates resulting from transactions in which the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency generally are treated as ordinary income or ordinary loss. These gains or losses may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year. Non-corporate shareholders are subject to tax at a maximum rate of 20% on long-term capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 for married individuals filing separately).


         If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes thereon to be paid by it, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by 65% of their share of the undistributed gain.


         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate shareholders should provide the Fund with their taxpayer identification numbers and should certify their status in order to avoid possible erroneous application of backup withholding.


         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts received by such person.

         The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, Maryland taxes regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.


855865.2
                                      -18-

         Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws.

X.   UNDERWRITERS


         The Fund sells and redeems its shares on a continuing basis at their net asset value. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as a principal. For its services under the Distribution Agreement, the Distributor will be entitled to receive the Distribution Fee.


         The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. It is the Fund's position, however, that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the distributor for providing such services. This is an unsettled area of the law, however, and if a determination contrary to the Fund's position concerning shareholder servicing and administration payments to banks from the distributor is made by a bank regulatory agency or court, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the names of the customers at no cost to each Class or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


XI.  CALCULATION OF PERFORMANCE DATA


         The Fund may from time to time include yield, effective yield and total return information in advertisements or reports to investors or prospective investors. Currently, the Fund intends to provide these reports to investors and prospective investors semi-annually, but may from time to time, in its sole discretion, provide reports on a more frequent basis, such as quarterly. The "yield" refers to income generated by an investment in the Fund over a thirty-day period. This income is then "annualized." That is, the amount of income generated by the investment during that month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the monthly income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "total return" of the Fund is required to be included in any advertisement containing the Fund's yield. Total return is the average annual total return for the period which began at the inception of the Fund and ended on the date of the most recent balance sheet, and is computed by finding the average annual compound rates of return over the period that would equate the initial amount invested to the ending redeemable value. Yield, effective yield and total return may fluctuate daily and do not provide a basis for determining future yields, effective yields or total returns. One-, five- and ten-year periods will be shown, unless the Fund has been in existence for a shorter period.

         The yield and the net asset value of the Fund will vary based on the current market value of the securities held by the Fund and changes in the Fund's expenses. The Adviser, the Administrator or the Distributor may voluntarily waive a portion of their fees on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the Fund to yields and total rates of return published for other investment companies and other investment vehicles.



855865.2
                                      -19-

         The Fund computes yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                               YIELD =   2[(a-b + 1)6 - 1]
                                           -----
                                            cd

Where:       a     =   dividends and interest earned during the period.

             b     =   expenses accrued for the period (net of reimbursements).

             c     =   the average daily number of shares  outstanding  during
                       the period that were entitled to dividends.

             d     =   the maximum offering price per share on the last day of
                       the period.

         Actual future yields will depend on the type, quality, and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.


         COMPUTATION OF TOTAL RETURN. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


                                 P(1 + T)n = ERV

Where:

             P     =   a hypothetical initial investment of $1000

             T     =   average annual total return

             n     =   number of years

             ERV   =   ending   redeemable   value  of  a
                       hypothetical $1000 payment made at the
                       beginning  of the  1-,  5- or  10-year
                       periods  at the  end of the  1-,  5-or
                       10-year    periods    (or    fractions
                       thereof).

         Because the Fund has not had a registration in effect for 5 or 10 years, the period during which the registration has been effective shall be substituted.




         From time to time evaluations of performance of the Fund made by independent sources may be used in advertisements. These sources may include Lipper Analytical Services, Wiesenberger Investment Company Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal. From time to time evaluations of performance of the Adviser made by independent sources may be used in advertisements of the Fund.


The performance of the Fund may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.



855865.2
                                      -20-

XII. FINANCIAL STATEMENTS


         The annual financial statements will be audited by the Fund's independent financial accountants. Copies will be available, without charge, upon request.



855865.2
                                      -21-

                               JACOB INTERNET FUND
                             New Account Application

Complete this form to establish an account with the Jacob Internet Fund. Do no use this application for an IRA account. A separate IRA application is available for IRA accounts. If you have any questions regarding this application or how to invest, please call 1-888-Jacobfx (522-6239) or visit the fund's web site at www.JacobInternet. com.
                                                                     -----------------------

1.         INITIAL INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
$______________($2,500 minimum)


2.         YOUR ACCOUNT REGISTRATION (please print)
------------------------------------------------------------------------------------------------------------------------------------

Individual or Joint Tenant                                              Gifts to Minors
/ / With right of survivorship / / Tenants in common                    Under the ___________ (state of residence) Uniform Gifts
/ /Tenants by the entireties                                                   to Minors Act

First name                     Initial                       Last       Custodian's name (only one)

Social Security Number                                                  Minor's name (only one)

Joint Tenant                   Initial                       Last       Social Security Number of Minor

Social Security Number

Corporation, Trust, or other Entity

Name of Corporation, Trust or other Entity

Tax ID Number

Name of Trustee                           Date of Trust

3.         MAILING ADDRESS                                            / /  Duplicate confirmation to:
------------------------------------------------------------------------------------------------------------------------------------

Street                                              Apt./Suite       First name           Initial                     Last

City                           State                       Zip       Street                                     Apt./Suite

Daytime Phone #                Evening Phone #                       City                 State                       Zip

e-mail address                                                       e-mail address


4. DISTRIBUTION OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
If none of the options below is selected, all distributors will be reinvested. If you wish capital gains or dividends to be paid in cash, please select the appropriate box.

Dividends are to be:   / /  Paid in cash            Capital gains are to be:    /  / Paid in cash

5. OPTIONS FOR PURCHASING SHARES OF THE FUND IN THE FUTURE
------------------------------------------------------------------------------------------------------------------------------------
If you enclose a voided check or savings account deposit slip and fill in the information below (and your bank is a member of the Automated Clearing House), you can purchase additional shares by telephone, using the Internet, or by an automatic monthly investment plan (minimum of $100). Your signed application and voided check or deposit slip must be received at least 15 days prior to your initial transaction.

Bank Name                                                            Depositor's Signature

Bank ABA Number                                                      Depositor's Signature (if joint account, both must sign)

Bank Account Number                                                  Date

876589.1


Please select from the following options:

/ /  Orders for telephone purchases will be taken at 1-888-Jacobfx.

/ /  Orders for Internet purchases will be taken at www.JacobInternet.com.

/ / An automatic monthly investment plan can be established by filling out the following form:

Please start my (our) Automatic Investment plan as described in the Prospectus beginning (month and date), (year). I (We) hereby instruct Firstar Trust Company, Transfer Agent for the Jacob Internet Fund, to automatically transfer $ (minimum $100) directly from my bank account named above on the ____ (date) of each month or the first business day thereafter. I agree that if my debit is not honored upon presentation due to insufficient funds, stop payment or for any other reason, I will be assessed a $20 fee.
Firstar may discontinue this service to me, and any purchase of Fund shares may be reversed. I further understand that the net asset value of the shares of the Fund at the time of such reversal may be less than the net asset value on the day of the original purchase. Firstar is authorized to redeem sufficient additional full and fractional shares from my account to make up the deficiency. The Automatic Investment Plan may be discontinued by Firstar Mutual Fund Services, LLC upon 30 days' written notice or by the investor by written notice to Firstar, provided the notice is received no later than 5 business days prior to the specified date.

Signature of Depositor         Signature of Co-Depositor (required for joint accounts) Date


6.         OPTIONS FOR SELLING SHARES OF THE FUND IN THE FUTURE
------------------------------------------------------------------------------------------------------------------------------------

A signed application must be received at least 15 business days prior to initial transaction. If federal wire or EFT services are to be utilized, all of the bank information requested in section 5 above must also be received at least 15 business days prior to initial transactions. Funds can be sent to you in one of the following ways:

/ /  Send check to account registration address.
/ / Send check via federal wire to your bank account above ($12.00 charge for each wire transfer).
/ / Send funds via EFT, at no charge, to your bank account above (funds are typically credited within two days after redemption).

Please select from the following options:
/ / Orders for telephone redemptions can be placed at 1-888-Jacobfx Monday through Friday (excluding major holidays) from 9 am to 5 pm EST.

/ /  Orders for Internet redemptions can be placed at www.JacobInternet.com
     Monday through Friday (excluding major holidays) from 9 am to 5 pm EST.

/ / An automatic withdrawal plan can be established by filling out the following form:

I (We) would like to withdraw from the Jacob Internet Fund $______ ($100  minimum) as follows:

/ /  I would like to have payments made to me on or about the ______day of each month, or
/ /  I would like to have payments made to me on or about the ______day of the months that I have circled below:

Jan.       Feb.      Mar.      Apr.       May       June      July      Aug.       Sept.     Oct.      Nov.       Dec.

Signature                                                                                              Date

7.         SIGNATURE AND CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------

If I have selected the options in sections 5 and 6, I hereby authorize Jacob Internet Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated
Clearing House ("ACH") system.

The undersigned warrants that:

o   I/We have full authority and am/are of legal age to purchase shares of the
    Jacob Internet Fund.
o   I/We have  received  and read a current  prospectus  for the Jacob  Internet
    Fund,  understand the Fund's objectives and policies,  and agree to be bound by its terms and conditions.
o   I/We  agree  that  Jacob  Internet  Fund,   its  investment   advisor,   its
    distributor,  Firstar Mutual Fund Services,  LLC and any of their affiliates and  officers,  directors  or  employees  will not be  liable  for any loss, expense or cost for acting upon any instructions or inquiries  believed to be genuine.

Under the penalties of perjury:

(a) I/We certify that the number(s) shown on this form is/are my/our correct social security or taxpayer identification number(s).
(b) I am/We are not subject to backup withholding either because I/we have not been notified that I am/we are subject to backup withholding as a result of failure to report all interest or dividends, or the Internal Revenue Service has notified me/us that I am/we are no longer subject to backup withholding.
    Backup withholding does not apply to me because I am / / an exempt payee or / / a non-resident alien and my country of residence is

Individual (or Custodian) Signature                 Date                Corporate Officer, Partner, Trustee, etc. Signature Date

Joint Registrant (if any) Signature                 Date                Print Name and Title

876589.1


8.         FOR DEALER/SERVICE ORGANIZATION USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
We  hereby  submit  this  application  for the  purchase  of shares of the Jacob
Internet Fund in accordance with the terms of our selling agreement with Lepercq de Neuflize Securities Inc. ("Distributor") and with the Fund's prospectus.

Firm's Name                                                          Account Rep. Name

Branch Address                                                       Branch Telephone Number

Fund Assigned Firm #           Fund Assigned Branch #                Fund Assigned Rep #

Authorized Signature of Dealer


9.         MAIL THIS APPLICATION
------------------------------------------------------------------------------------------------------------------------------------
Send the following:                                           Send to:

1.  This completed application                                Jacob Internet Fund

2.  Voided check or deposit slip if applicable                c/o Firstar Mutual Fund Services

3.  Your check made payable to Jacob Internet Fund            P.O. Box 701 or 615 E. Michigan St. 3rd floor (for FedEx)
                                                              Milwaukee, WI  53201-0701


                           PART C - OTHER INFORMATION

Item 23.  Exhibits


              (a)   Articles of Incorporation of the Registrant.

              (b) By-Laws of the Registrant (filed with Registration Statement No. 333-82865 on July 14, 1999 and incorporated by reference herein).


              (c)   Not applicable.


           *  (d)   Form of Investment Advisory Agreement between the
                    Registrant and Jacob Asset Management LLC.


              (e)   See Distribution Agreement filed as Exhibit m.1.

              (f)   Not applicable.


           *  (g)   Form of Custodian Servicing Agreement between the Registrant and Firstar Bank Milwaukee, N.A.


              (h)   Not Applicable.


           ** (i) Consent Opinion of Messrs. Battle Fowler LLP as to the legality of the securities being issued and as to the use of their name under the headings "Federal Income Taxes" in the Prospectus and "Counsel and Auditors" in the Statement of Additional Information.


           ** (j)   Consent of Independent Auditors filed.

           ** (k)   Initial balance sheet as of ____________.


           ** (l) Written assurance of Ryan I. Jacob that his purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.


           *  (m)   Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.

           * (m.1) Form of Distribution Agreement between the Registrant and Lepercq, de Neuflize Securities Inc.


           * (m.2) Form of Shareholder Servicing Agreement between the Registrant and Jacob Asset Management LLC.

           ** (m.3) Form of Fund Administration Servicing Agreement between the
                    Registrant and Firstar Mutual Fund Services, LLC.

              (n)   Not applicable.


              (o)   Not applicable.

           *  (p)   Powers of Attorney

Item 24.  Persons controlled by or Under Common Control with Registrant.

                    None.

------------------------------------------


*          Filed herewith.


**         To be filed by amendment.



842537.2
                                       C-1

Item 25.  Indemnification.

               In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

               "NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

          In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. In addition, in Section 8 of the Distribution Agreement, the Distributor agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.


          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by


842537.2
                                       C-2
          controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser.

          The description of Jacob Asset Management LLC ("Adviser") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Management of the Fund" and "Investment Advisory and Other Services" in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

Item 27.  Principal Underwriters.

          (a) Lepercq, de Neuflize Securities Inc., the Registrant's Distributor, is also the distributor for -----------.

          (b) The following are the directors and officers of Lepercq, de Neuflize Securities Inc.



                      Positions and Offices              Positions and Offices
Name                  With the Distributor               With the Registrant
----                  ---------------------              ---------------------

Bruno Desforges       Managing Director                  None
1675 Broadway
New York, NY 10019
Peter Hartnedy        Vice President and                 None
1675 Broadway         Director
New York, NY 10019
Francois Letaconnoux  President and Director             None
1675 Broadway
New York, NY 10019
Tsering Ngudu         Executive Vice President           None
1675 Broadway         and Director
New York, NY 10019


          (c) Not applicable.

Item 28.  Location of Accounts and Records.

          Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management LLC, 1675 Broadway, New York, New York 10019, the Registrant's Adviser; Firstar Mutual Fund Services LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant's transfer agent and dividend distributing agent; and at Firstar Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant's custodian.

Item 29.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          Not applicable.

842537.2
                                       C-3

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 24th day of September, 1999.


                                          JACOB INTERNET FUND INC.



                                          By: /s/ Ryan I. Jacob
                                              -------------------------
                                              Ryan I. Jacob, President



          Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.



           Signature                             Title             Date


(1)        Principal Executive Officer:        President    September 24, 1999
           Ryan I. Jacob





           By:   /s/ Ryan I. Jacob
                 -----------------
                 Ryan I. Jacob


(2)        Majority of Directors


           Ryan I. Jacob                       Director
           William B. Fell                     Director
           Christopher V. Hajinian             Director
           Leonard S. Jacob                    Director
           Jeffrey I. Schwarzschild            Director

           By:   /s/ Ryan I. Jacob
                 -----------------
                 Ryan I. Jacob*                             September 24, 1999










---------------------


*     Executed Powers of Attorney filed herewith.


842537.2
                                       C-4